Expense Example (Core Diversified Growth & Income Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Diversified Growth & Income Trust
Expense Example:
Year 1	$ 94
Year 3	509
Year 5	1,164
Year 10	2,926
Series II, Core Diversified Growth & Income Trust
Expense Example:
Year 1	114
Year 3	570
Year 5	1,265
Year 10	3,121
Series III, Core Diversified Growth & Income Trust
Expense Example:
Year 1	74
Year 3	447
Year 5	1,062
Year 10	2,726
Series NAV, Core Diversified Growth & Income Trust
Expense Example:
Year 1	58
Year 3	401
Year 5	984
Year 10	$ 2,574